Shareholding by the Board of Directors and Executive Management (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Shareholdings By Board of Directors and Executive Management [Table Text Block]
Summary of beneficial ownership of the issued share capital and the outstanding share-based instruments held by the members of the Board of Directors and the Executive Management

Note 6 - Shareholdings by the Board of Directors and Executive Management

The tables below set forth certain information regarding the beneficial ownership of the issued share capital (including shares in the form of ADSs) and the outstanding share-based instruments held by the members of the Board of Directors and the Executive Management as of June 30, 2020.

	December 31,				June 30,
	2019	Acquired	Sold	Transferred	2020
Number of ordinary shares owned

Board of Directors
Mats Pettersson*	32,007	786	—	(32,793)	—
Anders Gersel Pedersen	8,718	589	—	—	9,307
Pernille Erenbjerg	3,178	393	—	—	3,571
Paolo Paoletti	3,337	393	(2,700)	—	1,030
Rolf Hoffmann	1,050	1,121	—	—	2,171
Deirdre P. Connelly	2,200	1,121	—	—	3,321
Jonathan Peacock**	—	—	—	473	473
Peter Storm Kristensen	200	1,071	(971)	—	300
Mijke Zachariasse	—	34	—	—	34
Daniel Bruno	—	1,080	—	—	1,080

	50,690	6,588	(3,671)	(32,320)	21,287
Executive Management
Jan van de Winkel	668,484	2,939	—	—	671,423
David A. Eatwell***	80,261	1,776	—	(82,037)	—
Anthony Pagano***	—	—	—	863	863
Judith Klimovsky	—	1,397	—	—	1,397
Anthony Mancini****	—	—	—	—	—

	748,745	6,112	—	(81,174)	673,683

Total	799,435	12,700	(3,671)	(113,494)	694,970

* Stepped down from the Board of Directors at the Annual General Meeting in March 2020.

** Elected to the Board of Directors at the Annual General Meeting in March 2020.

*** David A. Eatwell stepped down as CFO on February 29, 2020, and Anthony Pagano was appointed Chief Financial Officer and member of the Executive Management on March 1, 2020.

**** Appointed Chief Operating Officer and member of the Executive Management in March 2020.

	December 31,					June 30,
	2019	Granted	Exercised	Cancelled	Transferred	2020
Number of warrants held

Board of Directors
Mats Pettersson*	20,000	—	—	—	(20,000)	—
Anders Gersel Pedersen	20,000	—	(10,000)	—	—	10,000
Pernille Erenbjerg	—	—	—	—	—	—
Paolo Paoletti	—	—	—	—	—	—
Rolf Hoffmann	—	—	—	—	—	—
Deirdre P. Connelly	—	—	—	—	—	—
Jonathan Peacock**	—	—	—	—	—	—
Peter Storm Kristensen	2,383	—	(563)	—	—	1,820
Mijke Zachariasse	908	—	—	—	—	908
Daniel Bruno	19,043	—	(6,375)	—	—	12,668

	62,334	—	(16,938)	—	(20,000)	25,396

Executive Management
Jan van de Winkel	65,668	—	—	—	—	65,668
David A. Eatwell***	245,201	—	—	(28,424)	(216,777)	—
Anthony Pagano***	—	—	—	—	30,444	30,444
Judith Klimovsky	36,932	—	—	—	—	36,932
Anthony Mancini****	—	7,771	—	—	—	7,771

	347,801	7,771	—	(28,424)	(186,333)	140,815

Total	410,135	7,771	(16,938)	(28,424)	(206,333)	166,211

* Stepped down from the Board of Directors at the Annual General Meeting in March 2020.

** Elected to the Board of Directors at the Annual General Meeting in March 2020.

*** David A. Eatwell stepped down as CFO on February 29, 2020, and Anthony Pagano was appointed Chief Financial Officer and member of the Executive Management on March 1, 2020.

**** Appointed Chief Operating Officer and member of the Executive Management in March 2020.

	December 31,					June 30,
	2019	Granted	Settled	Cancelled	Transferred	2020
Number of RSUs held

Board of Directors
Mats Pettersson*	2,836	—	(786)	—	(2,050)	—
Anders Gersel Pedersen	1,807	—	(589)	—	—	1,218
Pernille Erenbjerg	1,418	—	(393)	—	—	1,025
Paolo Paoletti	1,418	—	(393)	—	—	1,025
Rolf Hoffmann	2,146	—	(1,121)	—	—	1,025
Deirdre P. Connelly	2,465	—	(1,121)	—	—	1,344
Jonathan Peacock**	—	1,174	—	—	—	1,174
Peter Storm Kristensen	1,832	—	(508)	—	—	1,324
Mijke Zachariasse	534	—	(75)	—	—	459
Daniel Bruno	5,497	—	(1,484)	—	—	4,013

	19,953	1,174	(6,470)	—	(2,050)	12,607

Executive Management
Jan van de Winkel	37,597	—	(5,819)	—	—	31,778
David A. Eatwell***	12,375	—	(3,634)	(1,128)	(7,613)	—
Anthony Pagano***	—	2,295	—	—	5,279	7,574
Judith Klimovsky	22,893	—	(2,800)	—	—	20,093
Anthony Mancini****	—	6,737	—	—	—	6,737

	72,865	9,032	(12,253)	(1,128)	(2,334)	66,182

Total	92,818	10,206	(18,723)	(1,128)	(4,384)	78,789

* Stepped down from the Board of Directors at the Annual General Meeting in March 2020.

** Elected to the Board of Directors at the Annual General Meeting in March 2020.

*** David A. Eatwell stepped down as CFO on February 29, 2020, and Anthony Pagano was appointed Chief Financial Officer and member of the Executive Management on March 1, 2020.

**** Appointed Chief Operating Officer and member of the Executive Management in March 2020.

Following Genmab A/S' Annual General Meeting on March 26, 2020, the Board of Directors is comprised of five independent board members, one non-independent board member, and three employee-elected board members. Deirdre P. Connelly, Pernille Erenbjerg, Dr. Anders Gersel Pedersen, Rolf Hoffmann and Dr. Paolo Paoletti were re-elected to the Board of Directors for a one-year period. Jonathan Peacock was elected to the Board of Directors for a one-year period. Mats Pettersson stepped down from the Board of Directors. The reclassification of the board member’s shares and share-based instruments is shown in the transferred column of the tables above. The Board of Directors convened and constituted itself with Deirdre P. Connelly as Chair and Pernille Erenbjerg as Deputy Chair.

The Executive Management team is comprised of four members. Jan van de Winkel is the President and Chief Executive Officer. Judith Klimovsky is the Executive Vice President and Chief Development Officer. On February 29, 2020, David Eatwell retired from his position as Executive Vice President and Chief Financial Officer. On March 1, 2020, Anthony Pagano, previously Senior Vice President Finance and Corporate Development, assumed the role of Executive Vice President and Chief Financial Officer. On March 23, 2020, Anthony Mancini joined Genmab as Executive Vice President and Chief Operating Officer. The reclassification of the Executive Management’s shares and share-based instruments is shown in the transferred column of the tables above.

Other than the remuneration to the Board of Directors and the Executive Management and the transactions detailed in the tables above, no other significant transactions with the Board of Directors or the Executive Management took place during the first half of 2020. For further information on the remuneration of the Board of Directors and the Executive Management, refer to note 5.1 in the 2019 annual report.